CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,483	$ 2,185	$ 4,278
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization (see Note 3)	233	250	270
Deferred taxes, net	101	(157)	138
Accrued severance pay	68	77	147
Unrealized loss (gain) from marketable securities, net	(26)	6	0
Capital loss (gain) on sale of property and equipment, net	0	(5)	14
Employees share based compensation	72	58	80
Realized loss (gain) on sale of marketable securities - available for sale, net	(9)	1	21
Decrease (increase) in accounts receivable:
Trade	(1,354)	(390)	913
Other	(70)	(15)	149
Decrease (increase) in prepaid expenses and deferred cost of revenues	(77)	351	456
Decrease in inventories	0	3	16
Increase (decrease) in accounts payable and accruals:
Trade	(387)	412	(639)
Other	1,153	1	(65)
Increase (decrease) in deferred revenues	(1,346)	2,413	(842)
Net cash provided by operating activities	3,841	5,190	4,936
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities - available for sale	(1,664)	0	0
Proceeds from sale of marketable securities - available for sale	522	0	444
Purchase of property and equipment	(201)	(240)	(169)
Severance pay funds	(109)	(162)	(174)
Investment in short-term bank deposits	0	(2,559)	(1,258)
Realization of short-term bank deposits	3,746	0	0
Investments in marketable securities	(2,176)	(2,842)	0
Proceeds from sale of property and equipment	0	26	84
Net cash provided by (used in) investing activities	118	(5,777)	(1,073)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	424	73	41
Dividend paid	(4,544)	(4,532)	(4,505)
Net cash used in financing activities	(4,120)	(4,459)	(4,464)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS	49	(52)	45
DECREASE IN CASH AND CASH EQUIVALENTS	(112)	(5,098)	(556)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	8,212	13,310	13,866
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	8,100	8,212	13,310
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES-
Taxes paid	$ 1,266	$ 95	$ 113